MINERAL INTERESTS - Mineral Interests, Plant & Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,556,953
balance at end of period	2,616,789	$ 2,556,953
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	3,061,480	2,046,496
Acquired mineral interests		790,686
Additions	232,147	211,108
Disposals	(8,204)	(5,413)
Transfers	0
Change in reclamation provision	(1,910)	18,603
balance at end of period	3,283,513	3,061,480
Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(504,527)	(371,984)
Additions	(169,336)	(137,021)
Disposals	7,139	4,478
Transfers	0	0
balance at end of period	(666,724)	(504,527)
Mineral Interests, Depletable
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,159,075
balance at end of period	1,099,897	1,159,075
Mineral Interests, Depletable | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,524,323	714,011
Acquired mineral interests		278,489
Additions	47,952	69,178
Disposals	0	0
Transfers	13,013
Change in reclamation provision	(3,347)	18,603
balance at end of period	1,581,941	1,524,323
Mineral Interests, Depletable | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(365,248)	(169,160)
Additions	(116,796)	(75,088)
Disposals	0	0
Transfers	0	(121,000)
balance at end of period	(482,044)	(365,248)
Mineral Interests, Non-Depletable
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	637,644
balance at end of period	666,814	637,644
Mineral Interests, Non-Depletable | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	637,644	737,108
Acquired mineral interests		337,450
Additions	43,184	7,128
Disposals	0	0
Transfers	(13,402)
Change in reclamation provision	1,437	0
balance at end of period	668,863	637,644
Mineral Interests, Non-Depletable | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0	(121,000)
Additions	(2,049)	0
Disposals	0	0
Transfers	0	121,000
balance at end of period	(2,049)	0
Plant & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	760,234
balance at end of period	850,078	760,234
Plant & Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	899,513	595,377
Acquired mineral interests		174,747
Additions	141,011	134,802
Disposals	(8,204)	(5,413)
Transfers	389
Change in reclamation provision	0	0
balance at end of period	1,032,709	899,513
Plant & Equipment | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(139,279)	(81,824)
Additions	(50,491)	(61,933)
Disposals	7,139	4,478
Transfers	0	0
balance at end of period	$ (182,631)	$ (139,279)